Acquisitions And Dispositions (Narrative) (Details) (USD $)	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		4 Months Ended	0 Months Ended		12 Months Ended
	Jul. 31, 2010	May 25, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2009	Apr. 30, 2013	May 02, 2011 Lone Star	Dec. 31, 2012 Lone Star	Dec. 31, 2012 ETP	Sep. 01, 2011 MEP	May 25, 2010 MEP	Dec. 31, 2012 MEP	Aug. 30, 2011 MEP	Dec. 31, 2012 Ranch JV	Apr. 30, 2010 HPC	Dec. 31, 2012 HPC	Apr. 30, 2010 EFS Haynesville	Sep. 01, 2011 Zephyr	Dec. 31, 2010 Zephyr	May 02, 2011 Private Common Unit Offering	May 25, 2010 Private Common Unit Offering	Dec. 31, 2011 Private Common Unit Offering	Dec. 31, 2012 May Twenty Six Service Agreement ETE
Business Acquisition [Line Items]
Payments to Acquire Interest in Subsidiaries and Affiliates							$ 593,000,000
Ownership in affiliate								30.00%	70.00%		49.90%	50.00%		33.33%		49.99%
Business acquisition, cost of acquired entity, purchase price						1,500,000,000		1,980,000,000
Business Acquisition, Cost of Acquired Entity, Cash Paid						600,000,000
Annual Fees To Affiliates																							10,000,000
Private common unit offering, units																				8,500,001	26,266,791
Common unit offerings, net of issuance costs																						204,000,000
Addtional ownership in affiliate acquired													0.10%		6.99%
Purchase of additional general partner interest in unconsolidated affiliates										1,000,000
Payments for (Proceeds from) Businesses and Interest in Affiliates															92,000,000
Partners' Capital Account, Contributions											(9,000,000)				17,000,000
Equity method investment sold, carrying amount											589,000,000						75,000,000
Private common unit offerings, net of costs											584,000,000
Working capital adjustment											5,000,000
Length Of Gas Pipeline System												500				450
Proceeds from sale of gathering and processing assets	70,000,000
Revenues from discontinued operations		24,000,000	10,000,000		46,000,000
Payments to acquire businesses, net of cash acquired																		193,000,000
Revenues attributable to noncontrolling interest																			14,000,000
Net income (loss)				$ 34,000,000															$ 6,000,000